SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 4 - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Statement of operations:

a.	Research and development expenses:

	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023
	U.S. dollars in thousands		U.S. dollars in thousands
Payroll and related expenses	$928	$729	$453	$198
Share-based compensation expenses	2,424	57	2,385	19
Subcontractors and consultants	1,425	1,444	297	236
Materials	3	16	-	-
Rent and maintenance	106	124	57	46
Travel expenses	13	27	-	-
Other	45	54	25	36
	$4,944	$2,451	$3,217	$535

b.	General and administrative expenses:

Payroll and related expenses	$856	$190	$575	$71
Share-based compensation expenses	3,438	39	3,413	13
Professional services	1,053	79	605	51
Depreciation	37	39	22	10
Rent and maintenance	90	67	18	25
Patent registration	25	18	-	2
Travel expenses	72	31	56	15
Other	156	39	130	9
	$5,727	$502	$4,819	$196

c.	Financial expense, net:

Change in fair value of financial liabilities measured at fair value	$(919)	$(3)	$(1,064)	$-
Issuance costs	52	47	52	44
Loss upon entering Transactions	4,783	-	4,783	-
Interest income	(25)	(120)	-	(42)
Foreign currency exchange loss, net	196	520	48	69
Other	5	5	3	1
Total financial expense, net	$4,092	$449	$3,822	$72

NOTE 5  - SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:

Statement of operations:

a.	Research and development expenses, net:

	Year ended December 31,
	2023	2022
Payroll and related expenses	$973	$1,192
Subcontractors and consultants	2,467	1,595
Materials	13	191
Rent and maintenance	160	175
Travel expenses	37	42
Other	58	31
	$3,708	$3,226

b.	General and administrative expenses:

Payroll and related expenses	$356	$219
Professional services	386	197
Depreciation	45	57
Rent and maintenance	86	71
Patent registration	22	32
Travel expenses	31	-
Other	47	58
	$973	$634

c.	Financial expense, net:

Change in fair value of financial liabilities measured at fair value	$86	$(1,017)
Issuance costs	3	84
Interest income	(153)	(114)
Foreign currency exchange loss, net	453	650
Other	6	1
Total financial expense (income), net	$395	$(396)